Borrowings, Financing And Debentures - Schedule Of Detailed Information About Borrowings Charges (Detail)	12 Months Ended
Dec. 31, 2020
Debentures [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Real
Borrowings, maturity	August, 2024
Description of borrowing charges	Interest of 109% to 112% of CDI (International Deposit Certificate) , and 1.4% + CDI 1.75% + CDI, 1.00% + CDI and 1.15% + CDI, as maturing on March, 2020; September, 2020; September, 2021; September 2022 and August 2024.
Description of effective interest rate for borrowings	109.5% - 113.1% CDI + 1.15% - CDI + 1.79%
Description of guarantees provided for borrowings	None
Working capital loan [member] | British Pounds | Operations The Body Shop [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	British Pounds
Borrowings, maturity	March, 2021
Description of guarantees provided for borrowings	Approval of subsidiary Natura Cosméticos S.A.
Working capital loan [member] | USD | Operations Avon [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Dollar
Borrowings, maturity	March, 2023 and March 2043
Description of borrowing charges	Interest of 7.00% p.a. and Interest of 8.95% p.a.
Description of guarantees provided for borrowings	None
Promissory notes [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Real
Borrowings, maturity	Until April, 2021
Description of borrowing charges	Interest of 3.25% p.a. + CDI
Description of effective interest rate for borrowings	CDI + 3.30%
Description of guarantees provided for borrowings	Approval of subsidiary Indústria e Comércio de Cosméticos Natura Ltda.
Representative debt securities (“Notes”) [member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Dollar
Borrowings, maturity	February, 2023
Description of borrowing charges	Interest of 5.375% p.a.
Description of effective interest rate for borrowings	6,1%
Description of guarantees provided for borrowings	None
Resolution [member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Dollar
Borrowings, maturity	May, 2022
Description of borrowing charges	Libor + interest 1.1% p.a.
Description of effective interest rate for borrowings	Libor + interest 1.1% p.a.
Description of guarantees provided for borrowings	Approval of subsidiary Indústria e Comércio de Cosméticos Natura Ltda.